Advances from Shareholder (Details) - CAD ($) $ in Thousands		12 Months Ended
	Jun. 22, 2022	May 31, 2022
Advances from Shareholder [Abstract]
Shareholder outstanding balance		$ 1,979
Issuance of common shares	2,196,465